Annual Fund Operating Expenses - Invesco VI American Franchise Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.86%
Series II
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.11%